PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Classification	Estimated Useful Lives
Buildings	5 to 40 years
Furniture and equipment	3 to 10 years
Leasehold improvements	5 to 20 years
Premises and equipment at December 31, 2016 and 2015 are summarized as follows:

	December 31,
	2016	2015
	(In Thousands)
Land	$4,746	$4,746
Buildings	13,623	13,583
Leasehold improvements	10,731	10,717
Furniture and equipment	12,405	12,905
Construction in process	580	30
	42,085	41,981
Accumulated depreciation and amortization	(22,201)	(20,793)
Premises and equipment, net	$19,884	$21,188